Financial risk management	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Financial risk management

8.	Financial risk management

Capital management

The Company manages its capital structure and adjusts it, based on the funds available to the Company, to support the acquisition and exploration of exploration and evaluation assets. In the management of capital, the Company includes components of shareholders’ equity. The Board of Directors does not establish quantitative return on capital criteria for management but rather relies on the expertise of the Company’s management to sustain future development of the business. The properties in which the Company currently has an interest are in the exploration stage as such the Company is dependent on external financing to fund activities. To carry out planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional funds as needed. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it feels there is sufficient geological or economic potential, fits with the existing asset portfolio, and if it has adequate sufficient financial resources to do so.

The Company is not currently subject to externally imposed capital requirements. There were no changes to the Company’s capital management during the three months ended March 31, 2026.

Financial instruments - fair value

Financial instruments measured at fair value on the condensed interim consolidated statements of financial position are summarized into the following fair value hierarchy levels:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3	Total
	$	$	$	$

March 31, 2026
Investments in securities	2,165,237	–	–	2,165,237
	2,165,237	–	–	2,165,237

December 31, 2025
Investments in securities	4,030,559	–	–	4,030,559
Warrant liability	–	–	(1,832,191)	(1,832,191)
	4,030,559	–	(1,832,191)	2,198,368

The fair value of cash and accounts payable approximate their carrying values due to their short term to maturity. The investment in securities is recorded at the fair value through profit and loss using Level 1 inputs.

The warrant liability was measured at fair value through profit and loss using level 3 inputs. During the three months ended March 31, 2026 and the year ended December 31, 2025, there were no transfers between categories in the fair value hierarchy.

Financial instruments – risk

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty fails to meet an obligation under contract. Credit risk exposure arises with respect to the Company’s cash and cash equivalents, including cash and a guaranteed investment certificate held in a financial institution, and deposits. The risk exposure is limited because the Company places its cash and cash equivalents in institutions of high credit worthiness within Canada and the United States. The Company’s investment in securities is exposed to credit risk.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities. As the Company’s operations do not generate cash, financial liabilities are discharged using funding through the issuance of common shares or debt as required. As at March 31, 2026, the Company had sufficient cash on hand to discharge its financial liabilities as they become due. Refer to Note 1 for going concern disclosures.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: currency risk, interest rate risk, and other price risk. The Company is not exposed to material other price risk as it does not have any financial instruments subject to this risk. The Company’s exposure to and management of market risk has not changed materially from the prior year.

(i)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company does not hold any financial instruments with variable interest rates, other than cash equivalents and, therefore, is not exposed to significant interest rate risk.

(ii)	Currency risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates.

The Company is exposed to foreign currency risk to the extent that monetary assets and liabilities held by the Company are not denominated in its functional currency. The Company does not manage currency risk through hedging or other currency management tools. At March 31, 2026, the Company is exposed to foreign exchange risk through certain payables denominated in US dollars. The Company does not consider exposure to foreign exchange risk to be material.

(iii)	Commodity price risk

The Company’s ability to raise capital to fund exploration or development activities is subject to risks associated with fluctuations in the market price of gold. The Company closely monitors commodity prices to determine the appropriate course of action to be taken.